Intangible Assets and Cloud Computing Arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Intangible Assets and Cloud Computing Arrangements [Abstract]
INTANGIBLE ASSETS AND CLOUD COMPUTING ARRANGEMENTS

Note 4  INTANGIBLE ASSETS AND CLOUD COMPUTING ARRANGEMENTS

The components of intangible assets and cloud computing arrangements as of June 30, 2023 and December 31, 2022 were as follows:

	June 30, 2023	December 31, 2022
Methylation pipeline	$592	$592
Underwriting API	840	840
Longevity API	717	717
Less: accumulated amortization and impairment	(1,672)	(106)
Intangible assets	$477	$2,043

	June 30, 2023	December 31, 2022
Digital insurance platform	$2,966	$2,966
Less: accumulated amortization and impairment	(2,966)	(741)
Cloud computing arrangements	$-	$2,225

Amortization of the Company’s intangible assets and cloud computing arrangements is recorded on a straight-line basis within selling, general and administrative expenses. The Company recognized amortization expense of $237 and $1,159 for the three and six months ended June 30, 2023 and did not have any amortization expense for the three and six months ended June 30, 2022.

In April of 2023 and as part of the Company’s planning, the Company finalized its objectives and key results (“OKRs”) for the second quarter of 2023. As part of the OKR process the Company’s goals to support the digital insurance platform indicated that the manner in which the digital insurance platform is used and corresponding cash flows would no longer support the asset. Accordingly, the Company recognized a $1,425 impairment loss in April of 2023 representing the remaining unamortized balance of the digital insurance platform at the date of impairment.

In June of 2023, the Company determined that both the underwriting API and longevity API were fully impaired as it no longer forecasted positive cash flows from the longevity report or underwriting report. For the longevity report, the Company sells the product at cost. For the underwriting report, the Company no longer expects sales during the amortization period. Accordingly, the Company has determined the assets are not recoverable and the cash flows no longer support the assets. The Company recognized impairment charges of $630 and $578 for the underwriting API and longevity API, respectively. The Company recognized an impairment loss of $2,633 for the three and six months ended June 30, 2023.

Note 4 INTANGIBLE ASSETS AND CLOUD COMPUTING ARRANGEMENTS

The components of intangible assets as of December 31, 2022 and December 31, 2021 were as follows:

	December 31, 2022	December 31, 2021
Insurance license	$-	$63
Longevity pipeline	576	75
Underwriting API	770	53
Longevity API	697	-
Intangible assets	$2,043	$191

The acquisition of MICOA was accounted for as an asset acquisition and an indefinite-lived insurance license intangible asset was recognized for $63. The Company determined the asset was fully impaired upon entering a letter of intent to sell the FOXO Life Insurance Company as the costs to sell the insurance license was greater than the carrying value. The impairment charge has been recorded in the FOXO Life reportable segment and within selling, general and administrative expenses.

During the year ended December 31, 2021, the Company began developing internal use software related to the development of a longevity methylation pipeline for epigenetic data and underwriting application programming interface (“API”). During the year ended December 31, 2022, the Company began developing a longevity API to show the results derived from the longevity pipeline. The Company has capitalized costs incurred during the application development stage and has determined that these intangible assets have a finite life. Application development on these projects was completed in the fourth quarter of 2022. Amortization is recorded on a straight-line basis within selling, general and administrative expenses.

The components of cloud computing arrangements as of December 31, 2022 and December 31, 2021 were as follows:

	December 31, 2022	December 31, 2021
Digital insurance platform	$2,225	$1,980
Health study tool	-	765
Cloud computing arrangements	$2,225	$2,745

The Company entered into a cloud computing arrangement to develop a digital insurance platform and health study tool. Costs related to the application development phase are included in cloud computing arrangements. The Company finished the application development phase in the fourth quarter of 2022 and began amortizing the assets on a straight-line basis within selling, general and administrative expenses over the remaining term of the contract, or one year from completing the application development phase, as the Company is not reasonably assured of renewing the contract. The Company subsequently determined that it is doubtful the health study tool will be used for its intended purpose through the end of its amortizable period and has recognized an impairment charge of $1,307 as selling, general and administrative expenses and within corporate and other consistent with the Company’s technology costs.

The Company’s internal use software and cloud computing arrangements, including the longevity pipeline, underwriting API, longevity API, digital insurance platform and health study tool, include amounts capitalized for interest.